Other Financial Instruments and Fair Value Measurements	12 Months Ended
Apr. 30, 2014
Other Financial Instruments and Fair Value Measurements [Abstract]
Other Financial Instruments and Fair Value Measurements
NOTE 12	OTHER FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Financial instruments, other than derivatives, that potentially subject us to significant concentrations of credit risk consist principally of cash investments and trade receivables. The carrying value of these financial instruments approximates fair value. With respect to trade receivables, we believe there is no concentration of risk with any single customer whose failure or nonperformance would materially affect our results other than as discussed in Major Customer of Note 1: Accounting Policies. We do not require collateral from our customers. Our other financial instruments, with the exception of long-term debt, are recognized at estimated fair value in the Consolidated Balance Sheets.

The following table provides information on the carrying amount and fair value of our financial instruments.

	April 30, 2014		April 30, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments	$55.4	$55.4	$48.8	$48.8
Derivative financial instruments – net	33.9	33.9	1.9	1.9
Long-term debt	(1,979.8)	(2,239.1)	(2,017.8)	(2,388.1)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect our market assumptions.

The following tables summarize the fair values and the levels within the fair value hierarchy in which the fair value measurements fall for our financial instruments.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2014
Other investments: (A)
Equity mutual funds	$12.0	$—	$—	$12.0
Municipal obligations	—	34.4	—	34.4
Money market funds	9.0	—	—	9.0
Derivatives: (B)
Commodity contracts – net	13.5	4.8	—	18.3
Foreign currency exchange contracts – net	—	0.7	—	0.7
Interest rate contract – net	—	14.9	—	14.9
Long-term debt (C)	(772.0)	(1,467.1)	—	(2,239.1)

Total financial instruments measured at fair value	$(737.5)	$(1,412.3)	$—	$(2,149.8)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2013
Other investments: (A)
Equity mutual funds	$21.6	$—	$—	$21.6
Municipal obligations	—	26.6	—	26.6
Money market funds	0.6	—	—	0.6
Derivatives: (B)
Commodity contracts – net	0.7	0.7	—	1.4
Foreign currency exchange contracts – net	—	0.5	—	0.5
Long-term debt (C)	(803.6)	(1,584.5)	—	(2,388.1)

Total financial instruments measured at fair value	$(780.7)	$(1,556.7)	$—	$(2,337.4)

(A)

Other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets, municipal obligations valued by a third party using valuation techniques that utilize inputs which are derived principally from or corroborated by observable market data, and money market funds with maturities of three months or less. Based on the short-term nature of these money market funds, carrying value approximates fair value. As of April 30, 2014, our municipal obligations are scheduled to mature as follows: $3.3 in 2015, $0.5 in 2016, $1.7 in 2017, $1.1 in 2018, and the remaining $27.8 in 2019 and beyond. For additional information, see Marketable Securities and Other Investments in Note 1: Accounting Policies.

(B)

Level 1 commodity contract derivatives are valued using quoted market prices for identical instruments in active markets. Level 2 commodity contract and foreign exchange derivatives are valued using quoted prices for similar assets or liabilities in active markets. The Level 2 interest rate contract derivative is valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. Level 2 inputs for the interest rate contract are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. For additional information, see Note 11: Derivative Financial Instruments.

(C)

Long-term debt is comprised of public Senior Notes classified as Level 1 and private Senior Notes classified as Level 2. The public Senior Notes are traded in an active secondary market and valued using quoted prices. The value of the private Senior Notes is based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from a fair market yield curve. For additional information, see Note 9: Debt and Financing Arrangements.